PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS [Text Block]

7. PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

a) Property and equipment

A summary of the Company's property and equipment is as follows:

	March 31, 2024	January 31, 2024
	$	$
Land	500,000	500,000
Leasehold improvements	2,057,964	2,027,182
Furniture and fixtures	361,580	361,580
Computer equipment	6,659	6,659
Machinery and equipment	2,419,927	2,399,226
	5,346,130	5,294,647
Less: accumulated depreciation	(1,955,197)	(1,861,553)
	3,390,933	3,433,094

Total depreciation expense for the year ended March 31, 2024 was $93,644 (year ended January 31, 2024 - $559,712). During the year ended March 31, 2024, $81,301 (year ended January 31, 2024 - $474,172) of the total depreciation expense was allocated to inventory. During the year ended March 31, 2024, the Company recorded impairment of property and equipment of $nil (year ended January 31, 2024 - $1,202,227).

b) Right-of-use assets

The Company's right-of-use assets result from its operating leases (Note 12) and consist of land and buildings used in the cultivation, processing, and warehousing of its products.

7. PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

a) Property and equipment

A summary of the Company's property and equipment is as follows:

	January 31, 2024	January 31, 2023
	$	$
Land	500,000	1,330,000
Leasehold improvements	2,027,182	1,775,896
Furniture and fixtures	361,580	468,696
Computer equipment	6,659	6,659
Machinery and equipment	2,399,226	2,450,919
	5,294,647	6,032,170
Less: accumulated depreciation	(1,861,553)	(1,347,052)
	3,433,094	4,685,118

Total depreciation expense for the year ended January 31, 2024 was $559,712 (2023 - $533,702). During the year ended January 31, 2024, $474,172 (2023 - $472,096) of the total depreciation expense was allocated to inventory. During the year ended January 31, 2024, the Company recorded impairment of property and equipment of $372,227 (2023 - $20,726). On January 31, 2024, the Company recognized impairment loss on land of $830,000 following completion of an appraisal completed subsequent to January 31, 2024.

b) Right-of-use assets

The Company's right-of-use assets result from its operating leases (Note 12) and consist of land and buildings used in the cultivation, processing, and warehousing of its products.